Other Operating Income (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income [abstract]
Government grants	[1]	¥ 116,330,000	¥ 65,703,000	¥ 144,631,000
Rental income from investment property		76,001,000	46,700,000	46,164,000
Others		10,286,000	6,607,000	6,511,000
Other operating income		202,617,000	119,010,000	197,306,000
Grants related to R&D and other tax refund		115,893,000	65,266,000	144,631,000
Government grants relating to the purchase of property, plant and equipment		¥ 437,000	¥ 437,000	¥ 0

[1]	Government grants.Grants related to Research and Development, other tax refund and subsidies of RMB 115,893 thousands (2017: RMB 65,266 thousands, 2016: RMB 144,631 thousands) are included in the government grants line item. There are no unfulfilled conditions or other contingencies attaching to these grants. The Group did not benefit directly from any other forms of government assistance. Deferral and presentation of government grants. Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets. See Note 24 for further details. For the year ended 31 December 2018, RMB 437 thousands were included in the government grants line item(2017: RMB 437 thousands, 2016: Nil).